Short-Term Investments (Details) - Schedule of the Fair Value Hierarchy for the Group’s Assets and Liabilities - Recurring [Member] - CNY (¥) ¥ in Thousands		Jun. 30, 2024	Jun. 30, 2023
Assets
Short-term investments		¥ 246,195	¥ 166,303
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Assets
Short-term investments
Significant Other Observable Inputs (Level 2) [Member]
Assets
Short-term investments		246,195	108,080
Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Short-term investments			58,223
Wealth management products [Member]
Assets
Short-term investments	[1]	246,195	50,213
Wealth management products [Member] | Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Assets
Short-term investments	[1]
Wealth management products [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Short-term investments	[1]	246,195	50,213
Wealth management products [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Short-term investments	[1]
Investment in private fund [Member]
Assets
Short-term investments	[2]		58,223
Investment in private fund [Member] | Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Assets
Short-term investments	[2]
Investment in private fund [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Short-term investments	[2]
Investment in private fund [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Short-term investments	[2]		58,223
Investment in structured notes [Member]
Assets
Short-term investments	[3]		57,867
Investment in structured notes [Member] | Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Assets
Short-term investments	[3]
Investment in structured notes [Member] | Significant Other Observable Inputs (Level 2) [Member]
Assets
Short-term investments	[3]		57,867
Investment in structured notes [Member] | Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Short-term investments	[3]

[1]	The Group’s short-term investments in wealth management products were issued by financial institutions in the PRC and Hong Kong with variable returns indexed to the performance of underlying assets. The wealth management products invested by the Group can be redeemed at any time after the respective lock-up period. To estimate the fair value of wealth management products, the Group uses the quoted net asset values published by the financial institutions or by discounting the future cash flows at the expected yield rate with reference to the expected benchmark yield rates published by the financial institutions. As there are no quoted prices in active markets for the investments. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.
[2]	The Group’s investment in private fund was issued by a private fund with variable returns indexed to the performance of underlying assets. The investment can be redeemed at any time after the specified lock-up period. Fair value is estimated according to the net asset value provided by the private fund based on the expected cash flows using the unobservable expected return. The Company classifies the valuation techniques that use these inputs as Level 3 of fair value measurement. All of the remaining balance of the investment in private fund was redeemed in July 2023.
[3]	The Group’s investment in structured notes was issued by an asset management company with variable returns indexed to the performance of specified underlying assets. The structured notes are with original maturity of one year subsequent to the issue date, i.e. June 29, 2023, early redemption is allowed on any business day subsequent to the issue date and redemption amount shall be determined based on the price of the underlying fund. Fair value is estimated according to the structured note valuation provided by the asset management company. As of June 30, 2023, the fair value of structured note was based on quoted prices for similar items in active markets including the observable quoted price of the underlying fund. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurement as of June 30, 2023. During the year ended June 30, 2024, this investment was transferred from Level 2 to Level 3 due to change in the underlying assets, and the Group uses the net asset value provided by the asset management company based on the expected cash flows using the unobservable expected return to estimate the fair value. The Group classifies the valuation techniques that use these inputs as Level 3 of fair value measurement. The structured notes matured on June 28, 2024, and the redemption amount of RMB58,213 was reclassified as receivable from the issuer as of June 30, 2024, and was collected by the Group in early July 2024.